Guarantees in insurance contracts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums

The following table provides information on the liabilities for financial guarantees for minimum benefits, net of present value of the expected future premiums that are received to cover these guarantees:

		2018				2017
	United States [1]	The Netherlands [2]	United Kingdom	Total [3]	United States [1]	The Netherlands [2]	United Kingdom	Total [3]
At January 1	247	1,547	-	1,794	405	1,555	68	2,028
Incurred guarantee benefits [4]	491	131	-	622	(114)	(8)	(37)	(158)
Paid guarantee benefits	(1)	-	-	(1)	(1)	-	-	(1)
Transfers to disposal groups	-	-	-	-	-	-	(30)	(30)
Net exchange differences	29	-	-	29	(42)	-	(2)	(44)
At December 31	766	1,678	-	2,445	247	1,547	-	1,794

Account value [5]	30,788	8,175	-	38,963	33,371	8,805	-	42,175
Net amount at risk [6]	235	2,004	-	2,239	94	1,737	-	1,831
[1]	Guaranteed minimum accumulation and withdrawal benefits.
[2]	Fund plan and unit-linked guarantees.
[3]	Balances are included in the derivatives liabilities on the face of the statement of financial position; refer to note 25 Derivatives.
[4]	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
[5]	Account value reflects the actual fund value for the policyholders.
[6]	The net amount at risk represents the sum of the positive differences between the discounted maximum amount payable under the guarantees and the account value.

Summary of Liabilities for Guarantees for Minimum Benefits

The following table provides information on the liabilities for guarantees that are included in the valuation of the host contracts, net of the present value of the expected future premiums that are received to cover these guarantees:

	2018	2017
	GMI [1,2]	GMI [1,2]
At January 1	4,719	5,542
Incurred guarantee benefits [3]	344	(823)
At December 31	5,063	4,719

Account value [4]	18,346	18,754
Net amount at risk [5]	4,933	4,440
[1]	Guaranteed minimum investment return in the Netherlands.
[2]	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 36 Insurance contracts.
[3]	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
[4]	Account value reflects the liability value of the insurance contracts as a whole.
[5]

The net amount at risk represents the sum of the differences between the guaranteed and actual amount that is credited to the policyholders. For Individual policies only positive differences are included, for Group pensions contracts carry forwards of negative differences are recognized.

Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums

The following table provides information on the liabilities for guarantees for minimum benefits that are included in the valuation of the host contracts:

		2018			2017
	GMDB [1]	GMIB [2]	Total [4]	GMDB [1]	GMIB [2]	Total [4]
At January 1	364	608	972	531	849	1,381
Incurred guarantee benefits [5]	197	282	479	(49)	(121)	(171)
Paid guarantee benefits	(65)	(23)	(88)	(60)	(26)	(86)
Net exchange differences	23	39	62	(58)	(94)	(153)
At December 31	519	906	1,425	364	608	972

	GMDB [1,3]	GMIB [2,3]		GMDB [1,3]	GMIB [2,3]
Account value [6]	48,174	4,770		52,070	5,270
Net amount at risk [7]	2,839	888		1,309	474
Average attained age of contract holders	70	71		69	70

[1]	Guaranteed minimum death benefit in the United States.
[2]	Guaranteed minimum income benefit in the United States.
[3]	Note that the variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
[4]	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 36 Insurance contracts.
[5]

Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and value changes as a consequence of interest movements during the reporting year.

[6]	Account value reflects the actual fund value for the policyholders.
[7]

The net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.